SCHEDULE OF INCOME TAX BENEFIT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Current
Deferred
Total